9. Income tax (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax
Income tax charge for the year	$ (4,830,128)	$ (9,469,106)	$ (11,553,747)
Adjustment related to current income tax for the prior year	20,789	37,983	(11,068)
Deferred income tax
Related to the net variation in temporary differences	(308,636)	1,609,517	(2,266,568)
Income tax for the year	$ (5,117,975)	$ (7,821,606)	$ (13,831,383)